Other financial assets (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of financial assets [abstract]
Disclosure of other financial assets	Other financial assets break down as follows:

(amounts in thousands of euros)	AS OF DECEMBER 31, 2023	AS OF DECEMBER 31, 2024	AS OF DECEMBER 31, 2025
OTHER FINANCIAL ASSETS
Advances related to CRO contracts	12,172	4,929	4,665
Deposits	574	863	693
Other	124	126	—
Total other non-current financial assets	12,870	5,919	5,358
Advances related to CRO contracts	—	7,418	7,717
Deposits	136	136	—
Other investments	9,050	—	13,698
Total other current financial assets	9,186	7,554	21,415
Other financial assets	22,055	13,473	26,772